Investment Strategy	Oct. 31, 2025
AllianzIM Buffer20 Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of twelve AllianzIM U.S. Equity Buffer20 ETFs (“Underlying ETFs”). The Fund’s laddered approach is designed to provide, in a single investment, diversified exposure to a set of Underlying ETFs that offer upside growth potential through increases in the value of the SPY ETF (as defined below), while still providing a level of downside risk mitigation for at least a portion of the Fund’s portfolio at any given time. Exposure to a laddered portfolio can diversify the timing risk for investors in buffered ETFs.

The Underlying ETFs each pursue a buffered strategy and as a result seek to match the share price returns of the SPDR® S&P 500® ETF Trust (“SPY ETF”) (i.e., the market price returns of the SPY ETF) at the end of specified a one-year periods (each, an “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 20% of SPY ETF losses (the “Buffer”) for the Outcome Period. Under normal market conditions, the Underlying ETFs invest at least 80% of their respective net assets in instruments with economic characteristics similar to U.S. equity securities. In addition, the Underlying ETFs intend to invest substantially all of their respective assets in FLexible EXchange Options (“FLEX Options”) that reference the SPY ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Each Underlying ETF may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price

The term “laddered portfolio” refers to the Fund’s investment in Underlying ETFs with various Outcome Periods. The Fund’s laddered approach means it generally will seek to maintain roughly an equal allocation to twelve Underlying ETFs. The laddered approach is intended to create diversification of exposure to Outcome Periods, compared to the exposure resulting from acquiring or disposing of any one Underlying ETF at any one time. This diversification of Outcome Periods may mitigate the risk of being unable to benefit from the Buffer, or having limited to no upside potential remaining to the Cap, of a single Underlying ETF due to the timing of investment in such Underlying ETF and the Underlying ETF’s price relative to the SPY ETF at that time. The laddered portfolio construction is also intended to allow the Fund to continue to benefit from increases in the value of the SPY ETF and to provide a level of downside risk mitigation for a portion of the Fund at any given time. However, even with a laddered approach, the Cap and/or Buffer of an Underlying ETF may be reached or exhausted at the time the Fund acquires shares of an Underlying ETF.

Unlike the Underlying ETFs, the Fund itself does not pursue a buffered strategy nor is it subject to a Cap. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses. The laddered approach of the Fund may cause the Fund to not receive the full intended benefit of any individual Underlying ETF’s Buffer. The Fund could have limited upside potential and its return is limited by the Caps of the Underlying ETFs.

Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs. The Fund and each Underlying ETF are advised by Allianz Investment Management LLC (the “Adviser”).

The chart below displays the Underlying ETFs in which the Fund will invest. Each Underlying ETF resets at the beginning of each Outcome Period as shown in the chart below, and will provide a new Cap and Buffer for the new Outcome Period. This means that the Cap for each Underlying ETF is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of the Outcome Period. The Buffer for each Underlying ETF is not expected to change for each Outcome Period.

The Fund’s website, at www.AllianzIMetfs.com/SPBW, provides the proportion of the Fund’s assets invested in each Underlying ETF on a daily basis. Each Underlying ETF’s website, at www.AllianzIMetfs.com, provides, on a daily basis, important information, including the Underlying ETF’s position relative to its Cap and Buffer. Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor in the Fund with all of the risks and potential outcomes associated with the Fund’s investment in the Underlying ETFs. For example, it does not provide a direct example of an investor’s potential investment return in the Fund on a daily basis, as the Fund’s potential investment return will vary due to its laddered exposure to the Underlying ETFs and corresponding resets of their Cap and Buffer.

Each Underlying ETF pursues a buffered strategy that is based on the performance of the SPY ETF’s share price over a a one-year Outcome Period that begins at the start of the month referenced in the Underlying ETF’s name. The Underlying ETFs seek to achieve their objectives by buying and selling call and put FLEX Options that reference the SPY ETF. Generally, an Underlying ETF will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Underlying ETF will invest in a new set of FLEX Options for the next Outcome Period.

If the SPY ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by an Underlying ETF is designed to provide positive returns that match the return of the SPY ETF’s share price, up to that Underlying ETF’s Cap. If the SPY ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by an Underlying ETF is designed to compensate for the first 20% of losses experienced by that Underlying ETF’s share price. If the SPY ETF’s share price has decreased by more than 20% as of the end of the Outcome Period, an Underlying ETF is expected to experience all subsequent losses experienced by the SPY ETF’s share price beyond 20% on a one-to-one basis, meaning that the Underlying ETF will decrease 1% for every 1% decrease in the SPY ETF’s share price (i.e., if the SPY ETF loses 30%, the Underlying ETF is designed to lose 10%).

The SPY ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The SPY ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the SPY ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the SPY ETF seeks to track the performance of the Underlying Index, the SPY ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the SPY ETF, among other factors. In addition, it is possible that the SPY ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through their investments in FLEX Options that reference the SPY ETF, the Underlying ETFs had significant exposure to the information technology sector as of January 31, 2026.

When an investor purchases shares of a single Underlying ETF, an investor’s potential outcomes are limited by the Underlying ETF’s stated Cap and Buffer over a stated Outcome Period (and may be further limited depending on when the shares were purchased). The Fund’s laddered approach is designed to provide diversified exposure to a set of Underlying ETFs that offer upside growth potential, while still providing a level of downside risk mitigation. The laddered nature of the investments in the Underlying ETFs is intended to create diversification of investment time period and market level (meaning the share price of SPY ETF at any given time) compared to investing in any one Underlying ETF at any one time. Owning a laddered portfolio of Underlying ETFs is intended to provide diversified exposure to all of the Underlying ETFs in a single investment.

With a laddered portfolio of Underlying ETFs where one Underlying ETF will reset its Cap and Buffer every month, the Fund has the opportunity to continue to benefit from increases in the value of the SPY ETF and to provide a level of downside risk mitigation on at least a portion of the Fund at any given time. For example, during periods where the SPY ETF is experiencing steady gains, an Underlying ETF nearing the end of its Outcome Period may have already reached its Cap for that Outcome Period, and so the Fund will not be able to participate in any further increases in the SPY ETF through that particular Underlying ETF. However, an Underlying ETF that has just reset its Outcome Period will have a new Cap based on a different Outcome NAV, which is the Underlying ETF’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period, and will still have the potential to increase in value up to that Cap, and so the Fund will be able to participate in further increases in the SPY ETF through this Underlying ETF. The Fund will have similar potential to experience downside risk mitigation through a Buffer during periods where the SPY ETF is experiencing steady decreases, as an Underlying ETF that has just reset its Outcome Period will have a new Buffer based on a different Outcome NAV, compared to an Underlying ETF nearing the end of its Outcome Period that may have already exhausted its Buffer and may therefore experience losses. By investing in all of the Underlying ETFs, the Fund will have multiple opportunities to benefit from gains in the SPY ETF via the Underlying ETFs, subject to the individual Caps, and multiple opportunities to benefit from the Buffer via the Underlying ETFs.

The Fund will be continuously invested in each of the Underlying ETFs and will generally seek to maintain roughly an equal allocation to the Underlying ETFs. This means that the Fund generally will not purchase or sell the Underlying ETFs (including if and when an Underlying ETF resets at the beginning of its Outcome Period) except to manage investment allocations to the Underlying ETFs and/or in connection with the creation and redemption process of the Fund. However, market movements in the share prices of the Underlying ETFs may result in the Fund having larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were continuously equally weighted. Although the Underlying ETFs’ weightings may fluctuate from time to time including due to market movements, the Adviser will generally seek to manage the Fund’s allocations to the Underlying ETFs to be roughly equally weighted within the Fund’s portfolio.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

AllianzIM 6 Month Buffer10 Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of six AllianzIM U.S. Equity 6 Month Buffer10 ETFs (“Underlying ETFs”). The Fund’s laddered approach is designed to provide, in a single investment, diversified exposure to a set of Underlying ETFs that offer upside growth potential through increases in the value of the SPY ETF (as defined below), while still providing a level of downside risk mitigation for at least a portion of the Fund’s portfolio at any given time. Exposure to a laddered portfolio can diversify the timing risk for investors in buffered ETFs.

The Underlying ETFs each pursue a buffered strategy and as a result seek to match the share price returns of the SPDR® S&P 500® ETF Trust (“SPY ETF”) (i.e., the market price returns of the SPY ETF) at the end of specified six-month periods (each, an “Outcome Period”), subject to an upside maximum percentage return (the “Cap”) and downside protection with a buffer against the first 10% of SPY ETF losses (the “Buffer”) for the Outcome Period. Under normal market conditions, the Underlying ETFs invest at least 80% of their respective net assets in instruments with economic characteristics similar to U.S. equity securities. In addition, the Underlying ETFs intend to invest substantially all of their respective assets in FLexible EXchange Options (“FLEX Options”) that reference the SPY ETF. FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Each Underlying ETF may purchase and sell a combination of call option contracts and put option contracts. A call option contract is an agreement between a buyer and seller that gives the purchaser of the call option contract the right, but not the obligation, to buy, and the seller of the call option contract (or the “writer”) the obligation to sell, a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A put option contract gives the purchaser of the put option contract the right, but not the obligation, to sell, and the writer of the put option contract the obligation to buy, a particular asset at a specified future date at the strike price

The term “laddered portfolio” refers to the Fund’s investment in Underlying ETFs with various Outcome Periods. The Fund’s laddered approach means it generally will seek to maintain roughly an equal allocation to six Underlying ETFs. The laddered approach is intended to create diversification of exposure to Outcome Periods, compared to the exposure resulting from acquiring or disposing of any one Underlying ETF at any one time. This diversification of Outcome Periods may mitigate the risk of being unable to benefit from the Buffer, or having limited to no upside potential remaining to the Cap, of a single Underlying ETF due to the timing of investment in such Underlying ETF and the Underlying ETF’s price relative to the SPY ETF at that time. The laddered portfolio construction is also intended to allow the Fund to continue to benefit from increases in the value of the SPY ETF and to provide a level of downside risk mitigation for a portion of the Fund at any given time. However, even with a laddered approach, the Cap and/or Buffer of an Underlying ETF may be reached or exhausted at the time the Fund acquires shares of an Underlying ETF.

Unlike the Underlying ETFs, the Fund itself does not pursue a buffered strategy nor is it subject to a Cap. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses. The laddered approach of the Fund may cause the Fund to not receive the full intended benefit of any individual Underlying ETF’s Buffer. The Fund could have limited upside potential and its return is limited by the Caps of the Underlying ETFs.

Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs. The Fund and each Underlying ETF are advised by Allianz Investment Management LLC (the “Adviser”).

The chart below displays the Underlying ETFs in which the Fund will invest. Each Underlying ETF resets at the beginning of each of its Outcome Periods as shown in the chart below, and will provide a new Cap and Buffer for each new Outcome Period. This means that the Cap for each Underlying ETF is expected to change for each Outcome Period and is determined by market conditions on the business day immediately prior to the first day of each Outcome Period. The Buffer for each Underlying ETF is not expected to change for each Outcome Period.

The Fund’s website, at www.AllianzIMetfs.com/SPBX, provides the proportion of the Fund’s assets invested in each Underlying ETF on a daily basis. Each Underlying ETF’s website, at www.AllianzIMetfs.com, provides, on a daily basis, important information, including the Underlying ETF’s position relative to its Cap and Buffer. Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor in the Fund with all of the risks and potential outcomes associated with the Fund’s investment in the Underlying ETFs. For example, it does not provide a direct example of an investor’s potential investment return in the Fund on a daily basis, as the Fund’s potential investment return will vary due to its laddered exposure to the Underlying ETFs and corresponding resets of their Cap and Buffer.

Each Underlying ETF pursues a buffered strategy that is based on the performance of the SPY ETF’s share price over a six-month Outcome Period that begins at the start of the months referenced in the Underlying ETF’s name. The Underlying ETFs seek to achieve their objectives by buying and selling call and put FLEX Options that reference the SPY ETF. Generally, an Underlying ETF will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period, at which time the Underlying ETF will invest in a new set of FLEX Options for the next Outcome Period.

If the SPY ETF’s share price has increased as of the end of the Outcome Period, the combination of FLEX Options held by an Underlying ETF is designed to provide positive returns that match the return of the SPY ETF’s share price, up to that Underlying ETF’s Cap. If the SPY ETF’s share price has decreased as of the end of the Outcome Period, the combination of FLEX Options held by an Underlying ETF is designed to compensate for the first 10% of losses experienced by that Underlying ETF’s share price. If the SPY ETF’s share price has decreased by more than 10% as of the end of the Outcome Period, an Underlying ETF is expected to experience all subsequent losses experienced by the SPY ETF’s share price beyond 10% on a one-to-one basis, meaning that the Underlying ETF will decrease 1% for every 1% decrease in the SPY ETF’s share price (i.e., if the SPY ETF loses 20%, the Underlying ETF is designed to lose 10%).

The SPY ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The SPY ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the SPY ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. Although the SPY ETF seeks to track the performance of the Underlying Index, the SPY ETF’s return may not match or achieve a high degree of correlation with the return of the Underlying Index due to fees, expenses and transaction costs incurred by the SPY ETF, among other factors. In addition, it is possible that the SPY ETF may not always fully replicate the Underlying Index, including due to the unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted). As of January 31, 2026, the Underlying Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $5.8 billion and $4.6 trillion, and had significant exposure to the information technology sector. Accordingly, through their investments in FLEX Options that reference the SPY ETF, the Underlying ETFs had significant exposure to the information technology sector as of January 31, 2026.

When an investor purchases shares of a single Underlying ETF, an investor’s potential outcomes are limited by the Underlying ETF’s stated Cap and Buffer over a stated Outcome Period (and may be further limited depending on when the shares were purchased). The Fund’s laddered approach is designed to provide diversified exposure to a set of Underlying ETFs that offer upside growth potential, while still providing a level of downside risk mitigation. The laddered nature of the investments in the Underlying ETFs is intended to create diversification of investment time period and market level (meaning the share price of SPY ETF at any given time) compared to investing in any one Underlying ETF at any one time. Owning a laddered portfolio of Underlying ETFs is intended to provide diversified exposure to all of the Underlying ETFs in a single investment.

With a laddered portfolio of Underlying ETFs where one Underlying ETF will reset its Cap and Buffer every month, the Fund has the opportunity to continue to benefit from increases in the value of the SPY ETF and to provide a level of downside risk mitigation on at least a portion of the Fund at any given time. For example, during periods where the SPY ETF is experiencing steady gains, an Underlying ETF nearing the end of its Outcome Period may have already reached its Cap for that Outcome Period, and so the Fund will not be able to participate in any further increases in the SPY ETF through that particular Underlying ETF. However, an Underlying ETF that has just reset its Outcome Period will have a new Cap based on a different Outcome NAV, which is the Underlying ETF’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period, and will still have the potential to increase in value up to that Cap, and so the Fund will be able to participate in further increases in the SPY ETF through this Underlying ETF. The Fund will have similar potential to experience downside risk mitigation through a Buffer during periods where the SPY ETF is experiencing steady decreases, as an Underlying ETF that has just reset its Outcome Period will have a new Buffer based on a different Outcome NAV, compared to an Underlying ETF nearing the end of its Outcome Period that may have already exhausted its Buffer and may therefore experience losses. By investing in all of the Underlying ETFs, the Fund will have multiple opportunities to benefit from gains in the SPY ETF via the Underlying ETFs, subject to the individual Caps, and multiple opportunities to benefit from the Buffer via the Underlying ETFs.

The Fund will be continuously invested in each of the Underlying ETFs and will generally seek to maintain roughly an equal allocation to the Underlying ETFs. This means that the Fund generally will not purchase or sell the Underlying ETFs (including if and when an Underlying ETF resets at the beginning of its Outcome Period) except to manage investment allocations to the Underlying ETFs and/or in connection with the creation and redemption process of the Fund. However, market movements in the share prices of the Underlying ETFs may result in the Fund having larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were continuously equally weighted. Although the Underlying ETFs’ weightings may fluctuate from time to time including due to market movements, the Adviser will generally seek to manage the Fund’s allocations to the Underlying ETFs to be roughly equally weighted within the Fund’s portfolio.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it generally may invest a greater proportion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.